Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Disclosure of Inventories
Inventories consist of the following:

	Yen in millions
	March 31,
	2025	2026
Products	2,875,405	3,208,980
Work in process	486,552	626,422
Raw materials	1,013,621	1,050,559
Supplies and other	222,654	249,034

Total	4,598,232	5,134,996